787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 15, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Municipal Series Trust
Post-Effective Amendment No. 38 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 33-08058 and File No. 811-04802)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 38 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the BlackRock Intermediate Municipal Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment process, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on November 14, 2013. In addition, we note that Fund was renamed the BlackRock Strategic Municipal Opportunities Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc:	Ben Archibald, Esq.
Maria Gattuso, Esq.
Anthony Geron, Esq.

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